SHAREHOLDER'S EQUITY (Table)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Schedule of Composition of Share Capital
	Number of shares	Amount R$ (thousands)	Average price per share - R$
Balance as of December 31, 2020	316,701	11,667	38.04
Used	(754,719)	(34,438)	45.63
Acquired	5,337,558	174,113	32.62
Balance as of December 31, 2021	4,899,540	151,342	30.89